Plant and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Significant Accounting Policies
Balance, beginning	$ 985	$ 12,339
Balance, end	2,765	985
Cost
Significant Accounting Policies
Balance, beginning	26,649	24,720
Additions	1,977	1,929
Balance, end	28,626	26,649
Amortisation
Significant Accounting Policies
Balance, beginning	(25,664)	(12,381)
Additions	(214)	(13,356)
Effect of foreign exchange translation	17	73
Balance, end	(25,861)	(25,664)
Leasehold improvements
Significant Accounting Policies
Balance, end	181
Leasehold improvements | Cost
Significant Accounting Policies
Additions	187
Balance, end	187
Leasehold improvements | Amortisation
Significant Accounting Policies
Additions	(6)
Balance, end	(6)
Furniture and fixtures
Significant Accounting Policies
Balance, end	11
Furniture and fixtures | Cost
Significant Accounting Policies
Additions	12
Balance, end	12
Furniture and fixtures | Amortisation
Significant Accounting Policies
Additions	(1)
Balance, end	(1)
Demonstration plant
Significant Accounting Policies
Balance, beginning	985	12,339
Balance, end	795	985
Demonstration plant | Cost
Significant Accounting Policies
Balance, beginning	26,649	24,720
Additions		1,929
Balance, end	26,649	26,649
Demonstration plant | Amortisation
Significant Accounting Policies
Balance, beginning	(25,664)	(12,381)
Additions	(207)	(13,356)
Effect of foreign exchange translation	17	73
Balance, end	(25,854)	$ (25,664)
Aqualung Carbon Capture Pilot Plant
Significant Accounting Policies
Balance, end	1,778
Aqualung Carbon Capture Pilot Plant | Cost
Significant Accounting Policies
Additions	1,778
Balance, end	$ 1,778